Consolidated VIE Included in Accompanying Consolidated Financial Statements (Parenthetical) (Detail) (Variable Interest Entity, Primary Beneficiary) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2014 21Vianet China and SZ Zhuoaiyi USD ($)	Dec. 31, 2014 21Vianet China and SZ Zhuoaiyi CNY	Dec. 31, 2013 21Vianet China and SZ Zhuoaiyi CNY	Dec. 31, 2012 21Vianet China and SZ Zhuoaiyi CNY
Variable Interest Entity [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 1,614		10,012		547
Amount due to inter-companies	79,219	[1]	491,522	[1]	394,418	[1]	5,819	36,103	14,892
Amount paid to inter-companies							$ 0	0	9,924	4,224

[1]	Amount due to inter-companies consist of intercompany payables to the other companies within the Group for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs. The Consolidated VIEs had intercompany payables of RMB14,892 and RMB36,103 (US$5,819) to 21Vianet China and SZ Zhuoaiyi for accrued service fees as of December 31, 2013 and 2014, respectively. Service fees paid by the Consolidated VIEs to 21Vianet China and SZ Zhuoaiyi were RMB4,224, RMB9,924 and nil for the years ended December 31, 2012, 2013 and 2014, respectively.